CONSOLIDATED CASH FLOW STATEMENT	12 Months Ended
Dec. 31, 2019
Disclosure of cash flow statement [text block] [Abstract]
Disclosure of cash flow statement [text block]

NOTE 54: CONSOLIDATED CASH FLOW STATEMENT

(A) Change in operating assets

	2019 £m	2018 £m	2017 £m
Change in financial assets held at amortised cost	(12,423)	(27,038)	(24,747)
Change in derivative financial instruments and financial assets at fair value through profit or loss	3,887	22,046	9,916
Change in other operating assets	(2,513)	520	(661)
Change in operating assets	(11,049)	(4,472)	(15,492)

(B) Change in operating liabilities

	2019	2018	2017
	£m	£m	£m
Change in deposits from banks	(2,140)	515	13,415
Change in customer deposits	3,248	(322)	2,913
Change in debt securities in issue	6,631	18,579	(3,600)
Change in derivative financial instruments and liabilities at fair value through profit or loss	(5,078)	(24,606)	(12,481)
Change in investment contract liabilities	2,625	(1,594)	(4,665)
Change in other operating liabilities[1]	(1,644)	(1,245)	136
Change in operating liabilities	3,642	(8,673)	(4,282)

1	Includes £82 million (2018: £27 million; 2017: £2 million) in respect of lease liabilities.

(C) Non-cash and other items

	2019 £m	2018 £m	2017 £m
Depreciation and amortisation	2,660	2,405	2,370
Revaluation of investment properties	108	(139)	(230)
Allowance for loan losses	1,312	1,024	691
Write-off of allowance for loan losses, net of recoveries	(1,458)	(1,025)	(1,061)
Impairment charge relating to undrawn balances	(15)	(73)	(9)
Impairment of financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)	(1)	(14)	6
Change in insurance contract liabilities	12,593	(4,547)	9,168
Payment protection insurance provision	2,450	750	1,300
Other regulatory provisions	445	600	865
Other provision movements	(165)	(518)	(8)
Net charge (credit) in respect of defined benefit schemes	245	405	369
Unwind of discount on impairment allowances	(53)	(44)	(23)
Foreign exchange impact on balance sheet[1]	533	191	125
Interest expense on subordinated liabilities	1,228	1,388	1,436
Net gain on sale of financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)	(196)	(275)	(446)
Hedging valuation adjustments on subordinated debt	440	(429)	(327)
Value of employee services	236	260	414
Transactions in own shares	(3)	40	(411)
Accretion of discounts and amortisation of premiums and issue costs	445	1,947	1,701
Share of post-tax results of associates and joint ventures	(6)	(9)	(6)
Gain on establishment of joint venture	(244)	–	–
Transfers to income statement from reserves	(608)	(701)	(650)
Profit on disposal of tangible fixed assets	(32)	(104)	(120)
Other non-cash items	(35)	(34)	–
Total non-cash items	19,879	1,098	15,154
Contributions to defined benefit schemes	(1,069)	(868)	(587)
Payments in respect of payment protection insurance provision	(2,461)	(2,104)	(1,657)
Payments in respect of other regulatory provisions	(778)	(1,032)	(928)
Other	2	14	–
Total other items	(4,306)	(3,990)	(3,172)
Non-cash and other items	15,573	(2,892)	11,982

1	When considering the movement on each line of the balance sheet, the impact of foreign exchange rate movements is removed in order to show the underlying cash impact.

(D) Analysis of cash and cash equivalents as shown in the balance sheet

	2019	2018	2017
	£m	£m	£m

Cash and balances at central banks	55,130	54,663	58,521
Less: mandatory reserve deposits[1]	(3,289)	(2,553)	(957)
	51,841	52,110	57,564
Loans and advances to banks	9,775	6,283	6,611
Less: amounts with a maturity of three months or more	(3,805)	(3,169)	(3,193)
	5,970	3,114	3,418
Total cash and cash equivalents	57,811	55,224	60,982

1	Mandatory reserve deposits are held with local central banks in accordance with statutory requirements; these deposits are not available to finance the Group’s day-to-day operations.

Included within cash and cash equivalents at 31 December 2019 is £49 million (31 December 2018: £40 million; 1 January 2018 £48 million; 31 December 2017: £2,322 million) held within the Group’s long-term insurance and investments businesses, which is not immediately available for use in the business.

(E) Acquisition of group undertakings and businesses

	2019 £m	2018 £m	2017 £m
Net assets acquired:
Cash and cash equivalents	–	–	123
Loans and advances to customers	–	–	7,811
Available-for-sale financial assets			16
Financial assets at fair value through profit or loss	7,350	–	–
Assets arising from reinsurance contracts held	13,616	–	–
Intangible assets	–	21	702
Property, plant and equipment	–	–	6
Other assets	29	6	414
Deposits from banks[1]	–	–	(6,431)
Liabilities arising from non-participating investment contracts	(20,981)	–	–
Other liabilities	(8)	(1)	(927)
Goodwill arising on acquisition	14	–	302
Cash consideration	20	26	2,016
Less: Cash and cash equivalents acquired	–	–	(123)
Net cash outflow arising from acquisition of subsidiaries and businesses	20	26	1,893
Acquisition of and additional investment in joint ventures	1	23	30
Net cash outflow from acquisitions in the year	21	49	1,923

1	Upon acquisition in 2017, the funding of MBNA was assumed by Lloyds Bank plc.

(F) Disposal and closure of group undertakings and businesses

	2019 £m	2018 £m	2017 £m
Loans and advances to customers	–	–	342
Non-controlling interests	–	–	(242)
Other net assets (liabilities)	–	1	29
	–	1	129

Net assets	–	1	129

Non-cash consideration received	–	–	–
(Loss) profit on sale	–	–	–
Cash consideration received on losing control of group undertakings and businesses	–	1	129
Cash and cash equivalents disposed	–	–	–
Net cash inflow (outflow)	–	1	129